Share Capital (Details)											6 Months Ended
	Apr. 03, 2024 USD ($) shares	Jan. 16, 2024 USD ($) $ / shares shares	Dec. 05, 2023 USD ($)	Nov. 06, 2023 USD ($) shares	Sep. 24, 2023 $ / shares shares	Apr. 06, 2023 USD ($) $ / shares shares	Feb. 22, 2023 USD ($) shares	Feb. 19, 2023 USD ($) shares	Jan. 16, 2023 USD ($) shares	Nov. 14, 2022 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Jun. 29, 2024 shares	Oct. 31, 2023 shares
Share Capital [Line Items]
Number of shares issued	9,000			45			400	44	161
Description of reverse share split											On November 28, 2023, the Company effected a 1-for-30 share consolidation. All share amounts and instruments convertible into common shares prior to the date of the reverse share split have been retroactively restated for all periods presented. c. Share transactions during the six months ended April 30, 2024: (i)On November 6, 2023, 45 common shares with a fair value of $117 were issued to providers of investor services in payment of services. (ii) Between November 29, 2023 and December 5, 2023, April 2023 Warrants and September 2023 Warrants were exercised into 1,062,188 shares, resulting in gross proceeds of $3,498,032. (iii) On January 16, 2024, the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares and (iii) 1,500,000 unregistered common warrants to purchase 1,500,000 Common Shares. The pre-funded warrants are immediately exercisable at an exercise price of $0.0001 per Common Share and will not expire until exercised in full. The unregistered common warrants have an exercise price of $1.60 per Common Share (after giving effect to adjustments and subject to further adjustments as set forth therein), are immediately exercisable, and expire five years from the date of issuance. These warrants include a cashless exercise provision and repricing provisions, under certain circumstances (“the January 2024 Offering”). The gross proceeds from the January 2024 Offering were approximately $2.4 million before deducting estimated offering expenses. Net proceeds from the offering were $1,824,773. On January 17, 2024, the pre-funded warrants were exercised. (iv)On February 19, 2024, 44 common shares with a fair value of $68 were issued to providers of investor services in payment of services. (v)During the period between February 23, 2024 and March 2, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 131,914 shares, for gross proceeds of $157,918. (vi)On April 3, 2024, 9,000 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $11,935 at the time of issuance. d. Share transactions during the six months ended April 30, 2023: (i) On November 14, 2022, the Company completed an underwritten public offering of 38,462 common shares at a price to the public of $195.00 per share, for aggregate gross proceeds of $7.5 million, prior to deducting underwriting discounts and offering expenses. The offering closed on November 17, 2022. Net proceeds from the offering were $6,363,906. In addition, the Company granted Aegis Capital Corp. (“Aegis”), who acted as the underwriters for the deal, a 45-day option to purchase up to 5,769 additional common shares, equal to 15% of the number of common shares sold in the offering solely to cover over-allotments, if any (“Over-Allotment”). The public purchase price per additional common share would have been $195.00 per share. The Over-Allotment was not exercised. Aegis received 1,923 underwriter warrants, (the “Underwriter Warrants”) each such Underwriter Warrant entitling the agents to receive one common share upon payment of $243.75 per share, exercisable six months after the commencement of sales of this offering and expiring on a date which is no more than five years after the commencement of sales of the offering. The fair value of the Underwriter Warrants of $337,579 were accounted for as an issuance cost within the share-based payment reserve. The fair value of the Underwriter Warrants was estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions: Risk-free interest rate 1.43% Expected life (in years) 5 Expected volatility 150% In connection with the offering, the Company’s common shares were approved for listing on the Nasdaq and began trading on the Nasdaq (in addition to the CSE) under the symbol “CMND” on November 15, 2022.
Common shares fair value (in Dollars) | $				$ 117				$ 68
Exercised shares			1,062,188								131,914
Gross proceeds (in Dollars) | $		$ 2,400,000	$ 3,498,032								$ 157,918
Underwritten public offering		1,468,000				103,249
Warrants purchase						46,942
Purchase common shares		1,500,000
Unregistered common warrants		1,500,000
Expire term		5 years
Net proceeds from the offering (in Dollars) | $		$ 1,824,773									$ 2,936,079
Fair value of RSU (in Dollars) | $	$ 11,935						$ 110,096		$ 39,975
Issuance of common share										38,462
Purchase price per share (in Dollars per share) | $ / shares											$ 195
Aggregate gross proceeds (in Dollars) | $		$ 2,400,000				$ 3,500,000				$ 7,500,000
Additional common shares											5,769
Common shares percentage											15.00%
Received underwriter warrants											1,923
Fair value of underwriter warrants (in Dollars) | $											$ 337,579
Public per share (in Dollars per share) | $ / shares						$ 23.4
Pre-funded warrants purchased (in Dollars per share) | $ / shares						23.37
Pre-funded warrants were exercisable (in Dollars per share) | $ / shares						0.03
Exercise price per common share (in Dollars per share) | $ / shares						$ 23.4
Exercise price of these warrants was reduced (in Dollars per share) | $ / shares					$ 5.124
Convertible warrant into common shares					4.6
Common Shares [Member]
Share Capital [Line Items]
Number of shares outstanding											3,310,528		607,337
Number of shares issued											3,310,528		607,337
Purchase common shares		32,000
Purchase price per share (in Dollars per share) | $ / shares										$ 195
Net proceeds from offering post (in Dollars) | $										$ 6,363,906
Payment per share (in Dollars per share) | $ / shares											$ 243.75
Medigus SPA [Member]
Share Capital [Line Items]
Number of shares issued												1,494
Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1.6
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Warrants purchase		32,000
Exercise price (in Dollars per share) | $ / shares		$ 0.0001
April 2023 Public Offering Warrant [Member]
Share Capital [Line Items]
Expire term						5 years
Warrants [Member]
Share Capital [Line Items]
Number of shares issued												75